STOCK INCENTIVE PLANS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
Stock option activity
	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	9,985,745	1.677	16,743,590
Exercised	(3,750)	(1.250)	(4,688)
Forfeitures	-	-	-
Outstanding as of March 31, 2021	14,786,995	$1.509	$22,319,452

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	$1.161	$5,580,550

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.25	230,000	2.21	$0.250	143,750	$0.250
1.10-1.25	3,076,250	3.65	1.108	375,911	1.104
1.28-1.53	9,495,745	3.58	1.499	859,792	1.311
1.79-3.30	1,985,000	4.82	2.132	80,000	2.130
	14,786,995	3.82	$1.509	1,459,453	$1.310

Particle, Inc.

		Weighted			Weighted
		Average	Weighted		Average
Range of	Number	Remaining Life	Average	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable
$0.10	4,600,000	4.26	$0.10	1,000,000	$0.10
0.80	2,600,000	4.86	$0.80	-	-
	7,200,000	4.48	$0.35	1,000,000	$0.10

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	2.71	$0.250	129,375	$0.250
1.10-1.25	2,940,000	4.10	1.10	306,250	1.103
1.28-1.52	1,500,000	4.10	1.33	695,313	1.310
1.79-2.25	135,000	3.75	1.37	66,250	1.961
	4,805,000	3.67	$1.161	1,197,188	$1.158

Particle, Inc.

		Weighted			Weighted
		Average	Weighted		Average
Range of	Number	Remaining Life	Average	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercise Price	Exerciseable	Exerciseable
$ 0.10	5,100,000	4.76	$ 0.10	1,116,170	$ 0.10
0.80	150,000	5.00	$ 0.80	-	-

	5,250,000	4.77	$ 0.12	1,116,170	$ 0.10